Leases	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
Leases

28.    Leases

Operating Leases

We lease certain of our facilities under non-cancelable operating lease agreements that expire at various dates through 2025. The major components of our operating leases that were in effect at December 31, 2011 are as described below.

In August 1998, we entered into an agreement for the lease of four buildings located in South San Francisco, California. These buildings are utilized for R&D, administration and other corporate functions. The leases expire between December 2012 and December 2014. Thereafter, we have an option to renew for two additional five-year periods.

In June 2007, we entered into a lease agreement for a building in South San Francisco, California. The lease term for this building commenced in March 2009, and the building is utilized for R&D, sales and administrative functions. The lease term is 15 years, with an option to renew for one additional five-year period.

In December 2007, we entered into a lease agreement for a building in South San Francisco, California. The lease term commenced in January 2010, and the building is utilized for R&D, sales and administrative functions. The lease term is 15 years, with an option to renew for one additional five-year period.

In September 2004, we entered into a lease agreement for our corporate headquarters located in the Treasury Building, Dublin, Ireland. This lease expires in July 2014, with an option to renew for two additional 10-year periods. In April 2008, we entered into another lease agreement for additional space at the Treasury Building. This lease expires in July 2014, with an option to renew for two additional 10-year periods.

We closed the New York office in March 2009. The lease period expires in February 2015. The future rental commitments relating to this lease are included in the table below.

In September 2009, we entered into sub-leasing agreements with Janssen AI for laboratory and office space in South San Francisco which was no longer being utilized by our R&D, sales and administrative functions. In May 2010, we amended one of the agreements with Janssen AI, and added additional space in South San Francisco. One of the agreements expired in December 2011, with the remaining agreements due to expire between December 2012 and November 2014.

In January 2010, we entered into a subleasing agreement with Janssen AI for office space at the Treasury Building, Dublin, Ireland. The lease period will expire in June 2014.

In March 2010, we entered into a lease agreement for another building in South San Francisco, California with a commencement date in November 2010. The building is being utilized by our Neotope R&D function. The lease term is 10 years.

In December 2011, we closed the facility located in King of Prussia, Pennsylvania. The two leases expire between April 2019 and May 2020. The future rental commitments relating to the leases are included in the table below. Approximately 25,000 square feet of this space was sublet in February 2012.

In addition, we also have various operating leases for equipment and vehicles, with lease terms that range from three to five years.

We recorded expense under operating leases of $23.8 million in 2011 (2010: $27.9 million; 2009: $23.8 million). We recorded income under our operating subleasing agreement of $2.8 million in 2011 (2010: $2.3 million; 2009: $0.6 million).

As of December 31, 2011, our future minimum rental commitments for operating leases with non-cancelable terms in excess of one year are as follows (in millions):

Due in:
2012	$32.4
2013	21.6
2014	20.8
2015	14.5
2016	14.8
2017 and thereafter	112.6

Total	$216.7	(1)

(1)

The future minimum rental commitments include the commitments in respect of lease contracts where the future lease commitments exceeds the future expected economic benefit that we expect to derive from the leased asset which has resulted in the recognition of an onerous lease accrual.

Capital Leases

There were no capital leases in place at December 31, 2011. In 2010, the net book value of assets acquired under capital leases was $1.5 million, which included $71.8 million of accumulated depreciation. The depreciation expense related to assets under capital leases for 2011, 2010 and 2009 was $0.3 million, $1.4 million and $2.1 million, respectively.

In prior years, we disposed of plant and equipment and subsequently leased them back and also entered into an arrangement with a third-party bank, the substance of which allows us a legal right to require a net settlement of our obligations under the leases. The cash and borrowings relating to the previous sale and leaseback transactions were offset in the 2010 Consolidated Financial Statements in the amount of $31.2 million. These arrangements were terminated during 2011. We incurred a charge of $0.1 million in the termination of the leases.